Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Assets Under Construction	Plant and Equipment	Fixtures and Fittings	Leasehold Improvements	Computer Equipment	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At January 1, 2021	1,973	2,058	135	1,140	347	5,653
Additions	631	3,703	189	228	432	5,183
Acquired on acquisition of subsidiary	—	348	25	—	—	373
Reclassification of assets under construction	(1,967)	—	—	1,967	—	—
Foreign currency translation	—	(1)	(4)	—	—	(5)
At December 31, 2021	637	6,108	345	3,335	779	11,204

Additions	25,755	4,391	398	310	1,123	31,977
Reclassification of assets under construction	(4,053)	1,593	—	2,460	—	—
Foreign currency translation	—	42	3	—	2	47
At December 31, 2022	22,339	12,134	746	6,105	1,904	43,228

Accumulated Depreciation
At January 1, 2021	—	517	56	362	99	1,034
Depreciation charge- R&D expenses	—	786	—	—	—	786
Depreciation charge- G&A expenses	—	—	46	467	133	646
Foreign currency translation	—	(2)	—	—	—	(2)
At December 31, 2021	—	1,301	102	829	232	2,464

Depreciation charge- R&D expenses	—	1,895	27	626	332	2,880
Depreciation charge- G&A expenses	—	—	25	136	51	212
Foreign currency translation	—	21	—	—	3	24
At December 31, 2022	—	3,217	154	1,591	618	5,580

Carrying value
At December 31, 2022	22,339	8,917	592	4,514	1,286	37,648
At December 31, 2021	637	4,807	243	2,506	547	8,740
Additions to assets under construction relate to leasehold improvements and plant and equipment at our Abingdon, Oxford and Vienna sites, all of which are expected to be brought into use during 2023.